Share-Based Payment - Summary Of Share Based Payment (Parenthetical) (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2021
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Fair Value of Other Equity Instruments Granted	€ 105.96	€ 123.46
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Fair Value of Other Equity Instruments Granted	€ 105.96